Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
Schedule of analysis of financial instruments

				Total
	Level 1	Level 2	Level 3	fair value
	USD	USD	USD	USD
Liabilities measured at fair value:

30 June 2020
Derivative financial instruments and warrant liability	10,402,161	1,338,491	-	11,740,652

31 December 2019 (Restated)
Derivative financial instruments	15,709,460	1,518,249	-	17,227,709

				(Restated)
	(Restated)			Total
	Level 1	Level 2	Level 3	fair value
	USD	USD	USD	USD
Liabilities measured at fair value:

31 December 2019
Derivative financial instruments (Restated)	15,709,460	1,518,249	-	17,227,709

31 December 2018
Derivative financial instruments	-	1,190,073	-	1,190,073